Acquisitions (Details) ¥ in Thousands, $ in Thousands				9 Months Ended			12 Months Ended
	Feb. 28, 2022 CNY (¥)	Nov. 30, 2021 CNY (¥)	Jan. 01, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Jan. 31, 2021
Purchase price allocation
Goodwill				¥ 2,725,130			¥ 2,338,303	$ 383,093
Total purchase price comprised of:
Share consideration				0	$ 0	¥ 829,748
Anime Business
Acquisitions
Percentage of equity interest owned after transactions									100.00%
Purchase price allocation
Net assets acquired				189,763
Goodwill				283,402
Total				687,165
Total purchase price comprised of:
Cash consideration			¥ 369,100	369,124
Share consideration				243,203
Fair value of previously held equity interests				74,838
Total				687,165
Anime Business | Brand
Purchase price allocation
Intangible assets				¥ 85,000
Amortization Period				8 years	8 years
Anime Business | Vendor relationship
Purchase price allocation
Intangible assets				¥ 75,000
Amortization Period				10 years	10 years
Anime Business | Non-compete clause
Purchase price allocation
Intangible assets				¥ 54,000
Amortization Period				6 years	6 years
Comics Business
Acquisitions
Percentage of equity interest owned after transactions		100.00%
Purchase price allocation
Net assets acquired				¥ 48,764
Deferred tax liabilities				(42,133)
Goodwill				281,369
Total				600,000
Total purchase price comprised of:
Cash consideration		¥ 600,000		600,000
Comics Business | Brand
Purchase price allocation
Intangible assets				¥ 23,000
Amortization Period				10 years	10 years
Comics Business | User base
Purchase price allocation
Intangible assets				¥ 11,000
Amortization Period				3 years	3 years
Comics Business | Copyrights
Purchase price allocation
Intangible assets				¥ 269,000
Amortization Period				8 years	8 years
Comics Business | Technology
Purchase price allocation
Intangible assets				¥ 4,000
Amortization Period				3 years	3 years
Comics Business | Non-compete clause
Purchase price allocation
Intangible assets				¥ 5,000
Amortization Period				2 years	2 years
Game Business
Acquisitions
Percentage of equity interest owned after transactions	100.00%
Purchase price allocation
Net assets acquired				¥ 333,830
Deferred tax liabilities				(40,491)
Goodwill				344,696
Total				800,000
Total purchase price comprised of:
Cash consideration	¥ 800,000			800,000
Game Business | Others
Purchase price allocation
Intangible assets				¥ 50,965
Amortization Period				5 years	5 years
Game Business | Non-compete clause
Purchase price allocation
Intangible assets				¥ 111,000
Amortization Period				6 years	6 years
Other acquisitions
Purchase price allocation
Net assets acquired				¥ 85,369			28,320
Deferred tax liabilities				(17,500)
Goodwill				42,131			477,746
Total				180,000			754,166
Total purchase price comprised of:
Cash consideration				150,000			244,949
Share consideration							391,244
Fair value of previously held equity interests				30,000			117,973
Total				¥ 180,000			754,166
Other acquisitions | Brand
Purchase price allocation
Intangible assets							66,000
Amortization Period				5 years	5 years
Other acquisitions | Others
Purchase price allocation
Intangible assets				¥ 61,000			71,100
Other acquisitions | Others | Minimum
Purchase price allocation
Amortization Period				1 year	1 year
Other acquisitions | Others | Maximum
Purchase price allocation
Amortization Period				10 years	10 years
Other acquisitions | Customer relationship
Purchase price allocation
Intangible assets							83,000
Amortization Period				5 years	5 years
Other acquisitions | Non-compete clause
Purchase price allocation
Intangible assets				¥ 9,000			¥ 28,000
Amortization Period				6 years	6 years